Capital Management (Schedule of Capital) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017		Dec. 31, 2016
Capital Management [abstract]
Shareholders' equity		$ 10,961	$ 24,173	[1]	$ 10,674	[1]	$ 10,382
Operating borrowings	[1]		1,200		$ 2,111
Long-term debt and repayable government contributions		8,082	11,284
Total		19,043	36,657
Less Cash and cash equivalents and restricted cash		8,737	22,414
Total capital employed		$ 10,306	$ 14,243

[1]	Restated (Note 5)